Long-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Long-term investments
Summary of combined financial information for the investee companies

	As of December 31,	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Assets:
Cash and cash equivalents	1,090,349,265	327,483,767	51,389,349
Financial investments	3,361,800,611	4,291,549,384	673,437,747
Prepaid expenses and other current assets, net	90,141,356	1,331,030,237	208,867,690
Long-term investments	—	538,864,786	84,559,644
Other non-current assets	18,428,513	29,069,461	4,561,633
Total assets	4,560,719,745	6,517,997,635	1,022,816,063
Liabilities:
Short-term borrowings	118,754,431	136,611,562	21,437,335
Accrued expenses and other current liabilities	742,087,584	742,552,522	116,522,694
Long-term borrowings	1,937,000,000	2,611,819,014	409,851,397
Other non-current liabilities	86,280	5,738,967	900,569
Total liabilities	2,797,928,295	3,496,722,065	548,711,995

	Year ended
	December 31,	Year ended December 31,
	2020	2021	2021
	RMB	RMB	US$
Net revenues	115,828,103	315,420,375	49,496,340
Net income	72,275,985	123,545,201	19,386,938